UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22039


                        First Trust Specialty Finance and
                          Financial Opportunities Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record




COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Investment Corporation          5-Aug-08                              03761U106                     AINV

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Claudine Malone as director                             Issuer
For                        For         1.2)  Elect Frank Puleo as director                                 Issuer
For                        For         1.3)  Elect Carl Spielvogel as director                             Issuer
For                        For         2)    To ratify the selection of
                                             PricewaterhouseCoopers LLP to serve as the Company's
                                             independent registered public accounting firm for the year
                                             ending March 31, 2009                                         Issuer
For                        For         3)    To approve a proposal to authorize flexibility
                                             for the Company, with approval of its Board of Directors, to sell shares of its common stock during the upcoming year at prices slightly below the Company's then current net asset value per share in one or more offerings, subject to certain
                                             conditions                                                    Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Prospect Capital Corp.                 12-Dec-08                             74348T102                     PSEC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Graham Anderson as director                             Issuer
For                        For         1.2)  Elect Eugene Stark as director                                Issuer
For                        For         2)    Selection of BDO Seidman as the registered
                                             public accountant through 6/30/09                             Issuer
For                        For         3)    Proposal to sell stock at prices below the company's net
                                             asset value                                                   Issuer
For                        For         4)    Proposal to to authorize the company to issue
                                             warrants, options or rights offerings                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
PennantPark Inv. Corp.                 3-Feb-09                              708062104                     PNNT

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Marshall Brozost as director                            Issuer
For                        For         1.2)  Elect Samuel Katz as director                                 Issuer
For                        For         2)    Ratify the selection of KPMG LLP as PennantPark
                                             Investment Corporations independent registered public
                                             accounting firm for fiscal year ending September 30, 2009     Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Gladstone Capital                      19-Feb-09                             376535100                     GLAD

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Maurice Coulan as director                              Issuer
For                        For         1.2)  Elect Gerard Mead as director                                 Issuer
For                        For         1.3)  Elect David Dullum as director                                Issuer
For                        For         1.4)  Elect Terry Lee Brubaker as director                          Issuer
For                        For         2)    Authorization to sell shares of common stock at
                                             a price below current NAV share.                              Issuer
For                        For         3)    To ratify the selection of Price Waterhouse
                                             Coopers LLP as the independent registered public accounting
                                             firm for fiscal year ending September 30, 2009                Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
American Capital, Ltd.                 19-Feb-09                             02503Y103                     ACAS

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1)    Authorization to sell shares of ACAS common stock below
                                             the net asset value per share.                                Issuer
For                        For         2)    In their [the board of directors'] discretion on any matter that may properly come before the meeting or any adjournment
                                             of such meeting.                                              Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
MVC Capital, Inc.                      14-Apr-09                             553829-102                    MVC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Emilio Dominianni as director                           Issuer
For                        For         1.2)  Elect Gerald Hellerman as director                            Issuer
For                        For         1.3)  Elect Robert Knapp as director                                Issuer
For                        For         1.4)  Elect William Taylor as director                              Issuer
For                        For         1.5)  Elect Warren Holtsberg as director                            Issuer
For                        For         1.6)  Elect Michael Tokarz as director                              Issuer
For                        For         2)    Approve an amended & restated investment advisory &
                                             management agreement with TTG Advisers.                       Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Ares Capital                           4-May-09                              04010L-103                    ARCC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Gregory Penske as director                              Issuer
For                        For         1.2)  Elect Robert Rosen as director                                Issuer
For                        For         1.3)  Elect Bennett Rosenthal as director                           Issuer
For                        For         2)    Ratify KPMG LLP as the independent registered public
                                             accounting firm for the fiscal year 2009.                     Issuer
For                        For         3)    Authorize the company to sell or issue shares of
                                             common stock at a price below its then-current NAV
                                             per share.                                                    Issuer
For                        For         4)    Authorize the company to sell or, otherwise,
                                             issue warrants or securities to subscribe for or securities convertible into shares of common stock -- not exceeding 25%
                                             of its then outstanding common stock, at an exercise or
                                             conversion price that, at date of issuance, will not be less than the greater on a per-share basis of the market value of
                                             its common stock & NAV.                                       Issuer
Against                    Against     5)    Ratify declassification of board of directors &
                                             annual election of all company directors.                     Shareholder


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Highland Distressed Opportunites, Inc. 9-Apr-09                              430067-108                    HCD

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1)    Approve an agreement & plan of merger & liquidation.          Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
NGP Capital Resources                  13-May-09                             H27013-103                    NGPC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Did Not Vote               N/A         1.1)  Elect David Albin as director for term ending 2012            Issuer
Did Not Vote               N/A         1.2)  Elect Lon Kile as director for term ending 2012               Issuer
Did Not Vote               N/A         2)    Authorize the company to offer and issue warrants             Issuer
                                             exercisable for, rights to subscribe for, and
                                             preferred stock and debt convertible into, shares of
                                             common stock of the company (not to exceed 25% of
                                             then-outstanding number of common shares).


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Allied Capital                         13-May-09                             01903Q-108                    ALD

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Ann Torre Bates as director                             Issuer
For                        For         1.2)  Elect Edward Mathias as director                              Issuer
For                        For         1.3)  Elect Alex Pollack as director                                Issuer
For                        For         1.4)  Elect John Scheurer as director                               Issuer
For                        For         2)    Ratify the selection of KPMG LLP as the independent
                                             registered public accounting firm for the fiscal year 2009.   Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Kelso Capital                18-May-09                             092533-108                    BKCC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect William Mayer as director                               Issuer
For                        For         1.2)  Elect Francois de Saint Phalle as director                    Issuer
For                        For         2)    Authorize flexibility for the company, with approval of
                                             the Board, to sell shares of its common stock at a price
                                             below, but no more than 5% below, the company's then current
                                             net asset value per share subject to certain limitations      Issuer
For                        For         2     Ratify the selection of Grant Thornton LLP as the
                                             independent registered public accounting firm for the
                                             fiscal year 2009.                                             Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Compass Diversified Holdings           19-May-09                             20451Q-104                    CODI

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect C. Sean Day as director                                 Issuer
Echo Vote -- For           For         1.2)  Elect Eugene Ewing as director                                Issuer
Echo Vote -- For           For         3)    Ratify the selection of Deloitte & Touche LLP as the
                                             independent registered public accounting firm for the
                                             fiscal year 2009.                                             Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
State Street                           20-May-09                             857477-103                    STT

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect K. Burnes as director                                   Issuer
For                        For         1.2)  Elect P. Coym as director                                     Issuer
For                        For         1.3)  Elect P. De Saint-Aignan as director                          Issuer
For                        For         1.4)  Elect A. Fawcett as director                                  Issuer
For                        For         1.5)  Elect D. Gruber as director                                   Issuer
For                        For         1.6)  Elect L. Hill as director                                     Issuer
For                        For         1.7)  Elect R. Kaplan as director                                   Issuer
For                        For         1.8)  Elect C. Lamantia as director                                 Issuer
For                        For         1.9)  Elect R. Logue as director                                    Issuer
For                        For         1.10) Elect C. Lamantia as director                                 Issuer
For                        For         1.11) Elect R. Sergel as director                                   Issuer
For                        For         1.12) Elect R. Skates as director                                   Issuer
For                        For         1.13) Elect G. Summe as director                                    Issuer
For                        For         1.14) Elect R. Weissman as director                                 Issuer
For                        For         2)    Approve the board's proposal to amend articles of
                                             organization & bylaws to adopt a majority vote standard for
                                             uncontested elections of directors.                           Issuer
For                        For         3)    Approve the board's proposal to amend & restate
                                             2006 equity incentive plan to increase by 17m the maximum
                                             number of shares that may be delivered in satisfaction of
                                             awards under the plan.                                        Issuer
For                        For         4)    Annually hold a shareholder vote on an advisory
                                             resolution on the compensation of executive officers.         Issuer
For                        For         5)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for the
                                             fiscal year 2009.                                             Issuer
Against                    Against     6)    Require annual board certification that the
                                             corporation has paid no fees or equity to its audit firm
                                             for any services other than audit activity as required by
                                             State & Federal law                                           Shareholder


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
NorthStar Realty Financial             21-May-09                             66704R-100                    NRF

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect C. Preston Butcher as director                          Issuer
Echo Vote -- For           For         1.2)  Elect David Hamamoto as director                              Issuer
Echo Vote -- For           For         1.3)  Elect Judith Hannaway as director                             Issuer
Echo Vote -- For           For         1.4)  Elect Wesley D. Minami as director                            Issuer
Echo Vote -- For           For         1.5)  Elect Louis Paglia as director                                Issuer
Echo Vote -- For           For         1.6)  Elect Frank Sica as director                                  Issuer
Echo Vote -- For           For         2)    Ratify the selection of Grant Thornton LLP as
                                             the independent registered public accounting firm
                                             for the fiscal year 2009.                                     Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
MFA Financial                          21-May-09                             55272X-102                    MFA

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Michael Dahir as director                               Issuer
For                        For         1.2)  Elect George Krauss as director                               Issuer
For                        For         2)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Highland Distressed Opportunites, Inc. 27-May-09                             430067-108                    HCD

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1)    Approve an Agreement and Plan of Merger and
                                             Liquidation among Highland Distressed Opportunities, Inc.
                                             (the "Acquired Fund"), Highland Credit Strategies Fund (the
                                             "Acquiring Fund") and HCF Acquisition LLC, a wholly owned
                                             subsidiary of the Acquiring Fund ("Merger Sub")               Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
iSTAR Financial                        27-May-09                             45031U-101                    SFI

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Glenn August as director                                Issuer
Echo Vote -- For           For         1.2)  Elect Robert Holman, Jr. as director                          Issuer
Echo Vote -- For           For         1.3)  Elect Robin Josephs as director                               Issuer
Echo Vote -- For           For         1.4)  Elect John McDonald as director                               Issuer
Echo Vote -- For           For         1.5)  Elect George Puskar as director                               Issuer
Echo Vote -- For           For         1.6)  Elect Dale Anne Reiss as director                             Issuer
Echo Vote -- For           For         1.7)  Elect Jay Sugarman as director                                Issuer
Echo Vote -- For           For         1.8)  Elect Jeffrey Weber as director                               Issuer
Echo Vote -- For           For         2)    Approve 2009 Long-Term Incentive Plan                         Issuer
Echo Vote -- For           For         3)    Approve performance-based retention reward for
                                             chairman & CEO                                                Issuer
Echo Vote -- For           For         4)    Ratify the selection of PricewaterhouseCoopers
                                             LLP as the independent registered public accounting
                                             firm for the fiscal year 2009.                                Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.      28-May-09                             31620R-105                    FNF

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Frank Willey as director                                Issuer
For                        For         1.2)  Elect Willie Davis as director                                Issuer
For                        For         2)    Ratify the selection of KPMG LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Annaly Capital Management              29-May-09                             035710-409                    NLY

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect W. Denahan-Norris as director                           Issuer
For                        For         1.2)  Elect Michael Haylon as director                              Issuer
For                        For         1.3)  Elect Donnell Segalas as director                             Issuer
For                        For         2)    Ratify the selection of Deloitte & Touche LLP as
                                             the independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Hercules Technology Growth
Capital, Inc.                          3-Jun-09                              427096-508                    HTGC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Allyn Woodward, Jr. as director                         Issuer
Echo Vote -- For           For         2)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer
Echo Vote -- For           For         3)    Authorize the company to sell or otherwise issue
                                             up to 20% of its outstanding common stock at a price
                                             below the company's then-current net asset value ("NAV")
                                             per share                                                     Issuer
Echo Vote -- For           For         4)    Authorize the company to offer and issue debt
                                             with warrants or debt convertible into shares of its
                                             common stock at an exercise or conversion price that,
                                             at the time such warrants or convertible debt are issued,
                                             will not be less than the fair market value per share but
                                             may be below NAV                                              Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Medallion Financial                    5-Jun-09                              583928-106                    TAXI

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Stanley Kreitman as director                            Issuer
Echo Vote -- For           For         1.2)  Elect Frederick Menowitz as director                          Issuer
Echo Vote -- For           For         1.3)  Elect David Rudnick as director                               Issuer
Echo Vote -- For           For         2)    Ratify the selection of Weiser LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer
Echo Vote -- For           For         3)    Approve overall executive pay-for-performance
                                             compensation policies & procedures employed by the company    Issuer
Echo Vote -- For           For         4)    Approve 2009 employee restricted stock plan                   Issuer
Echo Vote -- For           For         5)    Approve Amended & Restated 2006 Non-Employee
                                             Director Stock Option Plan                                    Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
American Capital, Ltd.                 11-Jun-09                             02503Y-103                    ACAS

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
For                        For         1.1)  Elect Mary Baskin as director                                 Issuer
For                        For         1.2)  Elect Neil Hahl as director                                   Issuer
For                        For         1.3)  Elect Philip Harper as director                               Issuer
For                        For         1.4)  Elect John Koskinen as director                               Issuer
For                        For         1.5)  Elect Stan Lundine as director                                Issuer
For                        For         1.6)  Elect Kenneth Peterson, Jr. as director                       Issuer
For                        For         1.7)  Elect Alvin Puryear as director                               Issuer
For                        For         1.8)  Elect Malon Wilkus as director                                Issuer
For                        For         2)    Amend certificate of incorporation to affect a
                                             reverse split, subject to certain limitations                 Issuer
For                        For         3)    Approve the 2009 Stock Option Plan                            Issuer
For                        For         4)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Kohlberg Capital                       12-Jun-09                             500233-101                    KCAP

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Christopher Locovara as director                        Issuer
Echo Vote -- For           For         1.2)  Elect Dayl Pearson as director                                Issuer
Echo Vote -- For           For         2)    Ratify the selection of Deloitte & Touche LLP as
                                             the independent registered public accounting firm
                                             for the fiscal year 2009.                                     Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
MCG Capital                            17-Jun-09                             58047P-107                    MCGC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Jeffrey Bucher as director                              Issuer
Echo Vote -- For           For         1.2)  Elect A. Hugh Ewing, III as director                          Issuer
Echo Vote -- For           For         1.3)  Elect Kenneth O'Keefe as director                             Issuer
Echo Vote -- For           For         2)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer
Echo Vote -- For           For         3)    Authorize the company to issue securities to
                                             subscribe to, to convert to, or purchase shares of its
                                             common stock in one or more offerings up to an aggregate of
                                             10m shares                                                    Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Patriot Capital Funding, Inc.          17-Jun-09                             70335Y-104                    PCAP

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Steven Drogin as director                               Issuer
Echo Vote -- For           For         1.2)  Elect Mel Melsheimer as director                              Issuer
Echo Vote -- For           For         1.3)  Elect Richard Sebastiao as director                           Issuer
Echo Vote -- For           For         2)    Ratify the selection of Grant Thornton LLP as
                                             the independent registered public accounting firm
                                             for the fiscal year 2009.                                     Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Trust                     18-Jun-09                             038923-108                    ABR

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Walter Horn as director                                 Issuer
Echo Vote -- For           For         1.2)  Elect William Helmreich as director                           Issuer
Echo Vote -- For           For         1.3)  Elect Karen Edwards as director                               Issuer
Echo Vote -- For           For         2)    Amend & restate the company's 2003 Omnibus Stock
                                             Incentive Plan                                                Issuer
Echo Vote -- For           For         3)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Gramercy Capital                       18-Jun-09                             384871-109                    GKK

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Allan Baum as director                                  Issuer
Echo Vote -- For           For         1.2)  Elect Roger Cozzi as director                                 Issuer
Echo Vote -- For           For         2)    Ratify the selection of Ernst & Young LLP as the
                                             independent registered public accounting firm for
                                             the fiscal year 2009.                                         Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
TICC Capital                           18-Jun-09                             87244T-109                    TICC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1.1)  Elect Jonathan Cohen as director                              Issuer
Echo Vote -- For           For         1.2)  Elect G. Peter O'Brien as director                            Issuer
Echo Vote -- For           For         2)    Ratify the selection of PricewaterhouseCoopers
                                             LLP as the independent registered public accounting
                                             firm for the fiscal year 2009.                                Issuer


COMPANY NAME                           MEETING DATE                          CUSIP                         TICKER
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Street Finance Corp.             24-Jun-09                             31678A-103                    FSC

                           FOR/AGAINST                                                                     PROPOSED BY ISSUER OR
VOTE                       MANAGEMENT  PROPOSAL                                                            SECURITY HOLDER
-----------------------------------------------------------------------------------------------------------------------------------
Echo Vote -- For           For         1)    Authorize the company to sell shares of its
                                             common stock at a price below the then-current NAV
                                             per share for the company.                                    Issuer

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST SPECIALTY FINANCE
                           AND FINANCIAL OPPORTUNITIES FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2009
                           -------------------------

* Print the name and title of each signing officer under his or her signature.